REPORTING ENTITY - Textual (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019
Multibank Financial Group
Disclosure of subsidiaries [line items]
Proportion of ownership interest acquired	99.10%
Purchase price	$ 728.0
Proportion of ownership interest held by acquiree	0.90%
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		68.74%
Proportion of ownership interest in subsidiary		68.74%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		72.27%
Proportion of ownership interest in subsidiary		72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		93.74%
Proportion of ownership interest in subsidiary		93.74%
Banco Commercial Av Villas S A
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		80.39%
Proportion of ownership interest in subsidiary		79.87%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		53.45%
Proportion of ownership interest in subsidiary		38.63%